Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income (loss)	$ 802	$ (65)
Environmental expenditures	(25)	(22)
Adjustments for non-cash items:
Depreciation and amortization (Note 5)	777	747
Regulatory assets and liabilities	(48)	35
Deferred income tax expense (recovery)	(30)	890
Unrealized loss (gain) on Foreign-Exchange Contract (Note 4)	22	(25)
Derecognition of deferred financing costs (Note 4)	24	0
Other	37	38
Changes in non-cash balances related to operations (Note 30)	55	(23)
Net cash from operating activities	1,614	1,575
Financing activities
Long-term debt issued	1,500	1,400
Long-term debt repaid	(730)	(753)
Short-term notes issued	4,217	4,242
Short-term notes repaid	(4,326)	(3,916)
Convertible debentures redeemed	(513)	0
Dividends paid	(588)	(560)
Distributions paid to noncontrolling interest	(9)	(8)
Contributions received from sale of noncontrolling interest (Note 4)	12	0
Common shares issued	6	0
Costs to obtain financing	(8)	(6)
Net cash from (used in) financing activities	(439)	399
Investing activities
Property, plant and equipment	(1,513)	(1,418)
Intangible assets	(115)	(120)
Capital contributions received (Note 27)	3	7
Other	(3)	15
Net cash used in investing activities	(1,628)	(1,516)
Net change in cash and cash equivalents	(453)	458
Cash and cash equivalents, beginning of year	483	25
Cash and cash equivalents, end of year	$ 30	$ 483